Other Equity Instruments - Summary of Other Equity Instruments (Parenthetical) (Detail) £ in Millions	6 Months Ended
Jun. 30, 2019 GBP (£)
300m Step-up Callable Perpetual Reserve Capital Instruments [member]
Disclosure of other equity instruments [line items]
Capital securities	£ 300
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Capital securities	500
750m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Capital securities	750
300m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Capital securities	300
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Capital securities	£ 500